Earnings Per Share - Additional Information (Detail)	1 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended
	Nov. 07, 2012	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Nov. 01, 2012 Reorganization [Member]	May 04, 2013 Stock option [Member]	Feb. 02, 2013 Stock option [Member]	May 04, 2013 Restricted stock [Member]
Earnings Per Share [Line Items]
Common stock outstanding		38,108,092	37,967,635	1,000		32,188,891
Common stock issued and sold in connection initial public offering	4,782,609
Number of shares outstanding				1,000	100
Options and restricted stock units excluded from calculation of diluted net loss per share							8,246,577	6,020,152	41,713